KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2022
(amounts in 000’s)
(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 140.7%
Equity Investments(1) — 140.7%
Midstream Energy Company(2) — 117.5%
Aris Water Solutions, Inc.	667	$9,745
Cheniere Energy, Inc.	667	88,671
Cheniere Energy Partners, L.P.	195	10,503
DCP Midstream, LP	323	10,685
DT Midstream, Inc.	870	46,186
Enbridge Inc.(3)	842	36,349
Energy Transfer LP	14,775	149,817
Enterprise Products Partners L.P.	6,686	163,272
Enterprise Products Partners L.P. — Convertible Preferred Units(4)(5)(6)	23	24,737
Hess Midstream LP	334	10,674
Kinder Morgan, Inc.	2,019	35,122
Magellan Midstream Partners, L.P.	1,234	59,871
MPLX LP	4,243	139,087
MPLX LP — Convertible Preferred Units(4)(5)(7)	2,255	82,773
ONEOK, Inc.	1,058	69,117
Pembina Pipeline Corporation(3)	733	24,899
Phillips 66 Partners LP(8)	335	14,121
Plains All American Pipeline, L.P.(9)	7,188	75,975
Plains GP Holdings, L.P. — Plains AAP, L.P.(5)(9)(10)	1,622	18,348
Rattler Midstream LP	756	10,440
Targa Resources Corp.	2,305	150,692
TC Energy Corporation(3)	1,073	57,621
The Williams Companies, Inc.	4,291	134,223
Western Midstream Partners, LP	3,222	83,902
		1,506,830
Utility Company(2) — 11.3%
American Electric Power Company, Inc.	57	5,167
Dominion Energy, Inc.	437	34,763
Duke Energy Corporation	145	14,529
Evergy, Inc.	121	7,564
Eversource Energy	108	8,834
NextEra Energy, Inc.	151	11,787
Sempra Energy	233	33,574
TransAlta Corporation(3)	1,150	11,667
Xcel Energy Inc.	250	16,853
		144,738

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2022
(amounts in 000’s)
(UNAUDITED)

Description	No. of Shares/Units	Value
Renewable Infrastructure Company(2) — 10.1%
Atlantica Sustainable Infrastructure plc(3)	729	$24,603
Brookfield Renewable Partners L.P.(3)	567	20,378
Clearway Energy, Inc. — Class A	111	3,406
Clearway Energy, Inc. — Class C	365	12,191
Enviva Inc.	372	25,957
Innergex Renewable Energy Inc.(3)	735	10,677
NextEra Energy Partners, LP	269	20,993
Northland Power Inc.(3)	377	11,963
		130,168
Energy Company(2) — 1.8%
Phillips 66(8)	186	15,669
Shell plc — ADR(3)(11)	140	7,334
		23,003
Total Long-Term Investments — 140.7% (Cost — $1,744,517)		1,804,739
Debt		(324,686)
Mandatory Redeemable Preferred Stock at Liquidation Value		(101,670)
Current Income Tax Receivable, net		7,877
Deferred Income Tax Liability, net		(104,916)
Other Assets in Excess of Other Liabilities		1,614
Net Assets Applicable to Common Stockholders		$1,282,958

____________

(1)    Unless otherwise noted, equity investments are common units/common shares.

(2)    Refer to Glossary of Key Terms for definitions of Energy Company, Midstream Energy Company, Renewable Infrastructure Company and Utility Company.

(3)    Foreign security.

(4)    Fair valued on a recurring basis using significant unobservable inputs (Level 3). See Notes 2 and 3 in Notes to Financial Statements.

(5)    The Company’s ability to sell this security is subject to certain legal or contractual restrictions. As of February 28, 2022, the aggregate value of restricted securities held by the Company was $125,858 (6.9% of total assets), which included $18,348 of Level 2 securities and $107,510 of Level 3 securities. See Note 7 — Restricted Securities.

(6)    Enterprise Products Partners, L.P. (“EPD”) Series A Cumulative Convertible Preferred Units (“EPD Convertible Preferred Units”) are senior to the common units in terms of liquidation preference and priority of distributions, and pay a distribution of 7.25% per annum. The EPD Convertible Preferred Units are convertible into EPD common units at any time after September 29, 2025 at the liquidation preference amount divided by 92.5% of the 5-day volume weighted average price of EPD’s common units at such time.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2022
(amounts in 000’s)
(UNAUDITED)

(7)    MPLX LP Series A Convertible Preferred Units (“MPLX Convertible Preferred Units”) are convertible on a one-for-one basis into common units of MPLX LP and are senior to the common units in terms of liquidation preference and priority of distributions. For the quarter ended February 28, 2022, the Company received a distribution of $0.705 per MPLX Convertible Preferred Unit.

(8)    On March 9, 2022, Phillips 66 (“PSX”) announced the completion of the previously announced merger between PSX and Phillips 66 Partners LP (“PSXP”). The merger resulted in PSX acquiring all of the publicly held common units of PSXP not already owned. As a result, KYN received 0.50 shares of PSX common stock for each PSXP common unit held.

(9)    The Company believes that it is an affiliate of Plains AAP, L.P. (“PAGP-AAP”) and Plains All American Pipeline, L.P. (“PAA”). See Note 5 — Agreements and Affiliations.

(10)  The Company’s ownership of PAGP-AAP is exchangeable on a one-for-one basis into either Plains GP Holdings, L.P. (“PAGP”) shares or PAA units at the Company’s option. The Company values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of February 28, 2022, the Company’s PAGP-AAP investment is valued at PAGP’s closing price. See Note 7 — Restricted Securities.

(11)  ADR — American Depositary Receipt.

At February 28, 2022, the Company’s geographic allocation was as follows:

Geographic Location	% of Long-Term Investments
United States	88.6%
Canada	9.6%
Europe/U.K.	1.8%

See accompanying notes to financial statements.